Vessels, net/Advances for vessel acquisition, Vessels, net (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Net Book Value [Abstract]
Beginning balance	$ 72,767,793
Ending balance	64,062,767
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	80,411,456
Improvements, and other vessel costs	17,470
Spin-off of Handysize tanker vessel (Note 1)	(8,912,837)
Ending balance	71,516,089
Accumulated Depreciation [Abstract]
Beginning balance	(7,643,663)
Spin-off of Handysize tanker vessel (Note 1)	2,199,697
Depreciation	(2,009,356)
Ending balance	(7,453,322)
Net Book Value [Abstract]
Beginning balance	72,767,793
Improvements, and other vessel costs	17,470
Spin-off of Handysize tanker vessel (Note 1)	(6,713,140)
Depreciation	(2,009,356)
Ending balance	$ 64,062,767